Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about construction in progress [line items]
Beginning balance	¥ 406,257
Ending balance	407,795	¥ 406,257
Construction in progress [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance	73,106	80,386
Additions	74,457	88,359
Transferred to property, plant and equipment	(74,879)	(90,803)
Transferred to intangible assets	(6,040)	(4,836)
Ending balance	¥ 66,644	¥ 73,106